SUMMARY OF QUARTERLY EARNINGS (UNAUDITED)	12 Months Ended
Jan. 31, 2019
SUMMARY OF QUARTERLY EARNINGS (UNAUDITED)
SUMMARY OF QUARTERLY EARNINGS (UNAUDITED)

NOTE 6 - SUMMARY OF QUARTERLY EARNINGS (UNAUDITED)

The quarterly results of operations for the years ended January 31, 2019 and 2018 are presented below:

	2019
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter

Revenue	$6,684,047	$19,151,952	$13,973,843	$7,483,923
Expenses	368,199	280,497	388,781	697,244

Net income	$6,315,848	$18,871,455	$13,585,062	$6,786,679

Net income per unit	$0.481	$1.438	$1.035	$0.517

	2018
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter

Revenue	$4,766,971	$14,237,447	$10,924,999	$4,565,998
Expenses	295,046	240,493	227,330	309,121

Net income	$4,471,925	$13,996,954	$10,697,669	$4,256,877

Net income per unit	$0.341	$1.067	$0.815	$0.324